SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Bridge Note

Subsequent to December 31, 2021, the Company made additional draws totaling $600,000 under the Bridge Note.

Public Offering

On February 9, 2022, the Company entered into an underwriting agreement (the Underwriting Agreement), with Oppenheimer & Co. Inc., which acted as the representative of the several underwriters (the “Representative”), in a firm commitment underwritten public offering (the Offering) pursuant to which the Company agreed to sell to the Representative an aggregate of 2,500,000 shares of the Company’s common stock, par value $0.001 per share (the Common Stock), and 2,500,000 warrants (Warrants and, collectively with the Common Stock, the Units), each to purchase one share of Common Stock, at a public offering price of $6.00 per Unit. The Warrants included in the Units are exercisable immediately, have an exercise price of $6.60 per share and expire five years from the date of issuance. The Common Stock was approved to list on the Nasdaq Capital Market under the symbol “MODD” and began trading there on February 10, 2022. The gross proceeds from the Offering were $15 million, before deducting underwriting discounts and commissions and other offering expenses.

The Units were offered and sold to the public pursuant to the Company’s registration statement on Form S-1 (File No. 333-260682), initially filed by the Company with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the Securities Act), on November 2, 2021, and declared effective on February 9, 2022.

The Underwriting Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Representative, including for liabilities under the Securities Act of 1933, as amended, other obligations of the parties and termination provisions. In addition, pursuant to the terms of the Underwriting Agreement and related “lock-up” agreements, the Company, each director and executive officer of the Company, and certain stockholders have agreed with the Representative not to offer for sale, issue, sell, contract to sell, pledge or otherwise dispose of any of our Common Stock or securities convertible into Common Stock for a period of 180 days after February 9, 2022, the date of the final prospectus.

NOTE 12 – SUBSEQUENT EVENTS

Convertible Promissory Notes

Subsequent to March 31, 2021, the Company issued an additional $4,250,000 of the Notes in the 2021 Placement pursuant to a Securities Purchase Agreement between the Company and each investor (the SPA) and warrants to purchase shares of its common stock (the Warrants). The Notes are unsecured obligations of the Company with each Note having a stated maturity date of 12 months from its issue date (the Issue Date). The Notes bear interest at a rate of 12% per annum, payable on maturity, provided that, if the Company fails to pay any amounts when due under a Note, the interest rate increases to the greater of 16% or the maximum amount permitted by law. Each Note may be prepaid at the Company’s option during the first 270 calendar days following its Issue Date (the 270th day, the Trigger Date), subject to a 110% prepayment penalty on all principal and accrued but unpaid interest then outstanding. No Notes may be prepaid in whole or in part after the Trigger Date.

If the Notes remain outstanding after the Trigger Date, the Notes may be converted into shares of the Company’s common stock at an initial conversion price of $8.61 per share; provided, that a Note holder may not convert any portion of its Note that would cause it to beneficially own in excess of 4.99% of the Company’s outstanding common stock. The conversion price and number of shares of Company common stock issuable upon conversion of the Notes will be subject to adjustment from time to time for any subdivision or consolidation of shares and other standard dilutive and certain other corporate events, as provided in the Notes. Subject to certain Exempt Issuances (as defined in the Notes), if at any time while a Note is outstanding, the Company sells, issues or grants any shares of its common stock or other securities entitling the holder to acquire shares of the Company’s common stock at a price per share less than the then conversion price, such conversion price shall be reduced to such lesser price, and the number of shares of the Company’s common stock issuable upon conversion of the Notes shall be increased, as provided in the Notes.

If the Company completes an offering of its common stock or other securities in excess of $12,000,000 of gross proceeds (a Qualified Capital Raise), each Note holder will be required to convert its Adjusted Note Amount into the securities of such Qualified Capital Raise. For purposes hereof, Adjusted Note Amount equals the product of (i) the sum of all outstanding principal plus accrued but unpaid interest on a Note, multiplied by (ii) 1.25.

The Notes contain a number of Company events of default (Events of Default) including, without limitation (i) failure to pay any principal or interest thereon when due, (ii) failure to timely deliver shares upon conversions, (iii) failure to comply with SEC reporting requirements under the Exchange Act, (iv) certain breaches of the SPA, the Notes, the Warrants, and the Registration Rights Agreement, (v) material restatements of the Company’s consolidated financial statements filed with the SEC, (vi) a holder’s inability to rely on Rule 144 for sales of shares underlying the Notes, (vii) the Company’s common stock is suspended or halted from trading and/or fails to be quoted or listed (as applicable) on the OTCQB, OTCQX, any tier of the Nasdaq Stock Market, the New York Stock Exchange, or the NYSE American within 10 days thereafter, (viii) failure to file with the SEC a registration statement covering the resale of shares of common stock underlying the Notes and Warrants within 60 calendar days following the Issue Date, (ix) failure to cause such registration statement to become effective within 120 calendar days following the Issue Date, or (x) certain merger consolidations, business combinations and sales of all or substantially all of the Company’s assets in the event the Company is not the survivor of such transaction.

Upon an Event of Default, a Note holder may declare all amounts under its Note(s) due and payable, in which event the Company will be required to pay such Noteholder the product of (i) all then outstanding principal amount and accrued but unpaid interest thereon, multiplied by (ii) 125%; and all collection costs including legal fees and expenses in connection therewith. At the option of a Note holder, in the event the Company receive cash proceeds as a result of certain events including, but not limited to, from customers, issuances of debt or equity securities, exercise of warrants or asset sales, the Company will be required to use such proceeds to repay all or any lesser outstanding amounts due under such holder’s Note.

The Notes also includes various covenants, including negative covenants, representations, warranties, other payment obligations and agreements by the Company including, without limitation, most-favored nation clauses, rights of participation and first refusal and exchange rights. In connection with the issuance of the Notes, the Company issued Warrants to purchase 761,912 shares of its common stock (Warrant Shares) at an initial exercise price of $24.00 per share. The Warrants may be exercised for a period of 5 years from the Trigger Date.

In the event that, prior to the Trigger Date, the Company (i) completes a Qualified Capital Raise, the outstanding Warrants shall be cancelled or (ii) prepays a holder’s Note(s) in whole or in part, such holder’s pro-rata number of its Warrants shall be cancelled.

Effective April 30, 2021, each of the holders of the $2,210,000 of Notes outstanding at March 31, 2021 entered into a revocation and replacement agreement with the Company (the Revocation Agreement). Under the terms of the Revocation Agreement, the $2,210,000 of Notes and accrued interest of $50,091 were replaced with new Notes consistent with the terms described above.

In May 2021, a member of the Board purchased $200,000 of the Notes.

PPP Note

As a result of the Company’s request for loan forgiveness, on May 29, 2021, the Company was notified that the outstanding principal and accrued interest for the PPP Note was forgiven in full by the U.S. Small Business Administration.